U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

September 25, 2024

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    MANAGER DIRECTED PORTFOLIOS (the “Trust”)
    Securities Act Registration No: 333-133691
    Investment Company Act Registration No: 811-21897
    SWP Growth & Income ETF (S000087763)

Dear Madam or Sir:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and the regulations thereunder, the Trust, on behalf of its series, SWP Growth & Income ETF (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated September 10, 2024, and filed electronically as Post-Effective Amendment No. 159 to the Fund’s Registration Statement on Form N-1A on September 10, 2024.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at amber.kopp@usbank.com.

Very truly yours,

/s/ Amber C. Kopp
Amber C. Kopp
Secretary
U.S. Bank Global Fund Services
as Administrator of the Trust

Enclosures